Investments in unconsolidated entities - Equity method unconsolidated entities (Details) - Investments in unconsolidated entities - Equity method eligible investments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
BE Reinsurance Limited
Investments in unconsolidated entities
Ownership interest	25.00%	25.00%	25.00%
BioVentures Investors (Offshore) IV LP
Investments in unconsolidated entities
Ownership interest	73.00%	73.00%	71.40%
Camden Partners Strategic Fund V (Cayman), LP
Investments in unconsolidated entities
Ownership interest	37.00%	36.50%	37.20%
NEC Cypress Buyer LLC
Investments in unconsolidated entities
Ownership interest	23.50%	23.50%
New Energy Capital Infrastructure Credit Fund LP
Investments in unconsolidated entities
Ownership interest	23.30%	23.30%	35.20%
New Energy Capital Infrastructure Offshore Credit Fund LP
Investments in unconsolidated entities
Ownership interest	56.20%	56.20%	71.40%
Tuckerman Capital V LP
Investments in unconsolidated entities
Ownership interest	48.30%	48.30%	48.30%
Tuckerman Capital V Co-Investment I LP
Investments in unconsolidated entities
Ownership interest	49.50%	49.50%